UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Endicott Management Company
           --------------------------------------------------
Address:   623 Fifth Avenue
           --------------------------------------------------
           Suite 3104
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:  28-10720
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wayne K. Goldstein
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 808-3767
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Wayne K. Goldstein         New York, New York          11/07/2008
       -------------------------    ---------------------------   -----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                                                      0
                                                              -----------
Form 13F Information Table Entry Total:
                                                                     30
                                                              -----------
Form 13F Information Table Value Total:
                                                                $72,739
                                                              -----------
                                                              (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


                                                  Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS    OR  SH/ PUT/ INVESTMENT OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS  CUSIP     (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS SOLE    SHARED    NONE
------------------------------- --------------  -------   -------- --------  --- ---- ---------- -------- -------- -------- --------

ALLIED CAPITAL CORP NEW             COM        01903Q108       244     22,600   SH      SOLE              22,600
AMERIPRISE FINL INC                 COM        03076C106     3,620     94,760   SH      SOLE              94,760
AMERISAFE INC                       COM        03071H100     2,086    114,630   SH      SOLE             114,630
BANK OF THE OZARKS INC              COM        063904106       203      7,500   SH      SOLE               7,500
BCSB BANCORP INC                    COM        055367106     1,412    135,000   SH      SOLE             135,000
BOSTON PRIVATE FINL HLDGS INC       COM        101119105     1,748    200,000   SH      SOLE             200,000
CAPITAL ONE FINL CORP               COM        14040H105     4,983     97,700   SH      SOLE              97,700
CITIGROUP INC                       COM        172967101     4,627    225,600   SH      SOLE             225,600
CITY HLDG CO                        COM        177835105     2,856     67,600   SH      SOLE              67,600
COMMUNITY BK SYS INC                COM        203607106     5,671    225,500   SH      SOLE             225,500
DANVERS BANCORP INC                 COM        236442109     4,396    344,768   SH      SOLE             344,768
FIRST NIAGARA FINL GP INC           COM        33582V108     2,605    165,400   SH      SOLE             165,400
FRONTIER FINL CORP WASH             COM        35907K105     2,622    195,200   SH      SOLE             195,200
GREEN BANKSHARES INC                COM NEW    394361208       708    30,100    SH      SOLE              30,100
GREENLIGHT CAPITAL RE LTD           CL A       G4095J109     2,501    108,800   SH      SOLE             108,800
HERITAGE OAKS BANCORP               COM        42724R107       361    47,512    SH      SOLE              47,512
HUDSON CITY BANCORP                 COM        443683107     2,500    135,500   SH      SOLE             135,500
PRIVATEBANCORP INC                  COM        742962103     4,249    102,000   SH      SOLE             102,000
REDWOOD TR INC                      COM        758075402       289    13,300    SH      SOLE              13,300
SCHWAB CHARLES CORP NEW             COM        808513105     2,930    112,700   SH      SOLE             112,700
SIGNATURE BK NEW YORK N Y           COM        82669G104       457    13,100    SH      SOLE              13,100
STATE BANCORP INC N.Y               COM        855716106     4,582    307,512   SH      SOLE             307,512
SUPERIOR BANCORP                    COM NEW    86806M205       489    57,868    SH      SOLE              57,868
TIDELANDS BANCSHARES INC            COM        886374107     2,788    421,751   SH      SOLE             421,751
US BANCORP DEL                      COM NEW    902973304       472    13,100    SH      SOLE              13,100
WACHOVIA CORP NEW                   COM        929903102       790    225,600   SH      SOLE             225,600
WELLS FARGO & CO NEW                COM        949746101     4,233    112,800   SH      SOLE             112,800
WESTERN UN CO                       COM        959802109     3,672    148,845   SH      SOLE             148,845
ZENITH NATL INS CORP                COM        989390109     3,484    95,100    SH      SOLE              95,100
ZIONS BANCORPORATION                COM        989701107     1,161    30,000    SH      SOLE              30,000
